Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Carrying and Fair Value of Financial Instruments
The carrying values and fair values by fair value hierarchy of certain financial instruments where only a portion of the ending balance was carried at fair value at December 31, 2014 and 2013 are presented in the table below.

Fair Value of Financial Instruments

	December 31, 2014
		Fair Value
(Dollars in millions)	Carrying Value	Level 2	Level 3	Total
Financial assets
Loans	$842,259	$87,174	$776,370	$863,544
Loans held-for-sale	12,836	12,236	618	12,854
Financial liabilities
Deposits	1,118,936	1,119,427	—	1,119,427
Long-term debt	243,139	249,692	2,362	252,054

	December 31, 2013
Financial assets
Loans	$885,724	$102,564	$789,273	$891,837
Loans held-for-sale	11,362	8,872	2,613	11,485
Financial liabilities
Deposits	1,119,271	1,119,512	—	1,119,512
Long-term debt	249,674	257,402	1,990	259,392